INVESTMENT IN UNCONSOLIDATED JOINT VENTURES - Investment in Pacific Oak Opportunity Zone Fund I (Detail) $ in Thousands	12 Months Ended
	Dec. 31, 2019 USD ($) Property Unit	Mar. 31, 2020 USD ($) Property	Dec. 31, 2018 USD ($)
Schedule of Equity Method Investments [Line Items]
Investments in unconsolidated entities	$ 78,276	$ 77,610	$ 44,869
Pacific Oak Opportunity Zone Fund I
Schedule of Equity Method Investments [Line Items]
Number of units in real estate property | Unit	91
Investments	$ 20,600
Investments in unconsolidated entities	20,846	$ 21,077
Acquisition related costs	$ 200
Number of Joint Venture with Real Estate Under Development | Property	2	2